Property and Equipment (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment (Textual)
Depreciation expense	$ 154,000	$ 1,000	$ 967	$ 967